Derivatives (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Derivative Financial Instruments [Line Items]
Interest income	$ 87,621	$ 93,389
Material Reconciliation [Member]
Derivative Financial Instruments [Line Items]
Interest income	205	242
Master derivative agreements - credit support provisions [member]
Derivative Financial Instruments [Line Items]
Fair value of derivative instruments with credit risk related contingent features in a net liability position	17,000	16,000
Banks collateral for normal course of business	18,000	17,000
Master derivative agreement - net liability position [member]
Derivative Financial Instruments [Line Items]
Posting of collateral or other acceptable remedy	331	511
Funding totaling	358	134
One-notch downgrade credit rating [member] | Master derivative agreements - credit support provisions [member]
Derivative Financial Instruments [Line Items]
Additional banks collateral for normal course of business	1,015	49
Two-notch downgrade credit rating [member] | Master derivative agreements - credit support provisions [member]
Derivative Financial Instruments [Line Items]
Additional banks collateral for normal course of business	$ 1,536	$ 1,228